CONVERTIBLE DEBENTURES (Details) - The loss on extinguishment of debt (USD $)	12 Months Ended
	Oct. 31, 2014	Oct. 31, 2013	Nov. 30, 2016	Dec. 31, 2015
The loss on extinguishment of debt [Abstract]
Face value of debt converted	$ 1,440,000	$ 325,000	$ 3,500,000	$ 1,765,000
Less: discount	(658,232)	(229,964)
Plus: fair value of derivative liability	1,670,704	164,811
Net book value of debt converted	2,452,472	259,847
Fair value of common stock issued	2,935,387	603,364
Loss on extinguishment of debt	$ (2,699,022)	$ (343,517)